LAZARD
Retirement Series
       ANNUAL REPORT
       DECEMBER 31, 1998






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LAZARD RETIREMENT SERIES, INC.


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BOARD OF DIRECTORS
------------------

JOHN J. BURKE                RETIRED VICE CHAIRMAN, MONTANA POWER COMPANY

KENNETH S. DAVIDSON          PRIVATE INVESTOR

NORMAN EIG                   VICE CHAIRMAN, LAZARD FRERES & CO. LLC

CARL FRISCHLING              SENIOR PARTNER, KRAMER, LEVIN, NAFTALIS, NESSEN,
                             KAMIN & FRANKEL

HERBERT W. GULLQUIST         VICE CHAIRMAN, LAZARD FRERES & CO. LLC

WILLIAM KATZ                 PRESIDENT AND CHIEF OPERATING OFFICER,
                             BBDO NEW YORK

LESTER Z. LIEBERMAN          PRIVATE INVESTOR

RICHARD REISS, JR.           MANAGING PARTNER, GEORGICA ADVISERS, LLC

JOHN RUTLEDGE                PRESIDENT, RUTLEDGE AND COMPANY



OFFICERS
--------

NORMAN EIG                   CHAIRMAN OF THE BOARD

HERBERT W. GULLQUIST         PRESIDENT

WILLIAM G. BUTTERLY, III     VICE PRESIDENT AND SECRETARY

JAMES GIALLANZA              TREASURER


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LAZARD RETIREMENT SERIES, INC.


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TABLE OF CONTENTS

Overview ....................................................     2

Growth Charts ...............................................     5

Performance Table ...........................................     7

Portfolio of Investments

   Lazard Retirement Equity Portfolio .......................     8

   Lazard Retirement Small Cap Portfolio ....................    10

   Lazard Retirement International Equity Portfolio .........    13

   Lazard Retirement Emerging Markets Portfolio .............    15

   Notes to Portfolios of Investments .......................    18

Statements of

   Assets and Liabilities ...................................    20

   Operations ...............................................    21

   Changes in Net Assets ....................................    22

Financial Highlights ........................................    24

Notes to Financial Highlights ...............................    26

Notes to Financial Statements ...............................    27

Report of Independent Auditors ..............................    32

                                                                              1



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LAZARD RETIREMENT SERIES, INC.
OVERVIEW

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The record-breaking merger and acquisition activity that began 1998 was briefly, if dramatically, interrupted by extreme volatility following the devaluation of the Russian ruble in late August. This devaluation led to the unraveling of the hedge fund industry, with highly sophisticated, highly leveraged players developing stunning losses. This crisis-within-a-crisis further upset the U.S. market, and the temporary loss of confidence was at least as perilous as the devaluation that inspired it. When the market finally regained momentum, it was partially due to the re-emergence of more merger and acquisition activity. While spring had brought the remarkable union of Chrysler and Daimler-Benz, few could have foreseen the unbelievable fourth quarter union of Deutsche Bank and Bankers Trust, nor the Herculean joining of Exxon and Mobil. Encouraged by these remarkable mergers, the Dow shot back up to 9000 and investors regained much of their lost confidence. As capital markets have once again asserted many of their fundamental strengths, analysts and consultants are scrambling to make sense of it all. What lessons are to be derived from the volatility? Have we truly averted a crisis, or merely postponed its arrival on our shores? And how do the latest mergers figure into the picture? The analyses have been diverse, with some analysts predicting a soft landing for the economy, while the economic Cassandras augur disaster. Despite the panicky headlines, it's our belief that 1998 didn't so much introduce risk into the general economy as much as it reminded investors of the risk that has always been inherent in financial markets. The real question this poses to investors is, how does one protect one's money? And what areas of the market will be able to maintain a reasonable degree of stability?

EUROPE
Throughout 1998, Europe prepared for the inception of its single currency, the Euro, with remarkable cross-border merger and acquisition activity. European Daimler-Benz's decision to reach across the Atlantic to "merge" with American car manufacturer Chrysler (the action more closely resembled an acquisition) set the pace for a large number of equally stunning corporate unions. All of this was only briefly interrupted by the currency crisis in Russia before European companies continued with an impressive show of corporate consolidations. Such unions are underpinned by what can only be described as a new global paradigm. Governments of industrialized countries have turned away from state-operated socialist programs and have begun to solve economic development problems by more aggressively undertaking capital, trade, labor and currency deregulation as well as by privatizing enterprises that have long been public. The result has been intense competition. Deregulated Europe is becoming less an aggregate of separate markets and more one, sprawling market in which all companies compete for both customers and capital. Moreover, with one European currency, the Euro, consumers may more easily compare prices with their neighbors. To attract capital, companies must generate competitive returns, not just relative to peers within

2

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LAZARD RETIREMENT SERIES, INC.
OVERVIEW (CONTINUED)

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their own country, but to industry peers across the globe, as well. For example, a French investor today should buy the most promising company within the global automobile industry, not the most promising auto stock in France alone. Amidst the changing environment, the typical focus of bottom-up investing--corporate accounting, cash flow, and emerging competition-- will be crucial.

JAPAN

In 1998, Japan watched helplessly as countless economic reforms failed to effect real change. The early summer rescue of the Yen by the U.S. Treasury did little to reassure investors, and ultimately resulted in the Prime Minister's resignation in July. Japanese corporations continue to be characterized by lifetime employment, close links to the ruling party, minimal transparency, and murky accounting. However, by the fourth quarter it was clear that at least some of the newer reforms introduced by Hashimoto's successor, Obuchi, were slowly taking effect, and many analysts are watching Japan expectantly. With the valuations of Japanese corporations at record lows, and with reforms being taken more seriously, the hope is that Japan will be able to raise itself from its current malaise. In light of volatility in the U.S. markets, Japan is also being regarded as having the potential to outperform, particularly if the U.S. economy is damaged by crises in neighboring Latin America. In this uncertain but potentially rewarding environment, bottom-up stock picking with an emphasis on thorough research and one-on-one meetings with management will be crucial.

UNITED STATES

The volatility of late summer took many investors by surprise, as the Dow fell over 500 points in a single day following the devaluation of the ruble. One of the more stunning effects of the ruble's fall was the collapse of hedge fund management team Long-Term Capital Management, Inc. ("LTCM"). Requiring a $3.65 billion bailout by a consortium of investment banks, LTCM's collapse recalled, in its magnitude, the disastrous hubris displayed by the previous decade's similarly-fated financial risk-takers. The shock waves created by the hedge fund industry's downfall caused investors to seek security in large cap stocks, which, in turn, resulted in a rocky environment for small and mid capitalization stocks. Following the Dow's surging comeback after a shaky fourth quarter beginning, S&P 500 stocks continue to be the best performing asset class in the world, spurred further by low inflation, interest rate cuts from the Federal Reserve, strong economic growth, and the advantage of a decade of corporate restructuring. The most recent flurry of merger and acquisition activity has benefited small and mid cap stocks, since it is those undervalued stocks which tend to be taken over. In light of the continuing M&A phenomenon, a focus on thoroughly knowing undervalued small and mid cap companies will be beneficial.

CONCLUSION

Insofar as we watched the most elaborate investments collapse, while most of the more conservative investments regained their earnings for the year, the

                                                                               3
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LAZARD RETIREMENT SERIES, INC.
OVERVIEW (CONTINUED)

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lesson would seem clear. That is, sometimes, the simplest things are the best constructed. In a turbulent environment, we place our faith in the plain logic of investing in undervalued companies that have strong management teams and real growth potential. Admittedly, our emphasis on researching and understanding individual companies (in an era when many investors are chasing internet companies based on projected earnings for the year 2010) might be considered old-fashioned. Indeed, it's not an elaborate plan--more like the investment process stripped down to its most basic level. Which is why, when the markets turn volatile, we don't have to move our clients' investments from company to company in search of a safer place to put the money. It's already there.







4


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LAZARD RETIREMENT SERIES, INC.
GROWTH CHARTS

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LAZARD RETIREMENT EQUITY PORTFOLIO

The Lazard Retirement Equity Portfolio seeks long-term capital appreciation through investing primarily in equity securities of relatively large U.S. companies that the Investment Manager believes are undervalued based on their return on total capital or equity.

             COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT EQUITY PORTFOLIO AND THE STANDARD & POOR'S 500 STOCK INDEX


[Table below represents a line chart in the printed report]



          LREP        S&P 500
3-19-98   10000       10000
Mar-98    10230       10154.37
Apr-98    10309.79    10256.52
May-98    10250       10080.11
Jun-98    10409.9     10489.56
Jul-98    10199.62    10377.33
Aug-98    9029.72     8874.17
Sep-98    9299.71     9442.65
Oct-98    10219.45    10210.71
Nov-98    10599.61    10829.59
Dec-98    11088.68    11453.59



LAZARD RETIREMENT SMALL CAP PORTFOLIO

The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation through investing primarily in equity securities of small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their return on total capital or equity.

        COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT SMALL CAP
                      PORTFOLIO AND THE RUSSELL 2000 INDEX

[Table below represents a line chart in the printed report]


          LRSCP       Russell 2000
11-4-97   10000       10000
Nov-97    9720        9762.77
Dec-97    9855.83     9933.62
Jan-98    9855.83     9776.87
Feb-98    10566.97    10499.77
Mar-98    10957.59    10932.78
Apr-98    10957.59    10993.24
May-98    10446.77    10401.15
Jun-98    10186.65    10422.99
Jul-98    9475.62     9579.25
Aug-98    8285.48     7719.15
Sep-98    8505.88     8323.25
Oct-98    8936.27     8662.67
Nov-98    9376.83     9116.51
Dec-98    9539.05     9680.64




    Past performance is not indicative, nor a guarantee, of future results.


                                                                               5


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LAZARD RETIREMENT SERIES, INC.
GROWTH CHARTS (CONTINUED)

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LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

The Lazard Retirement International Equity Portfolio seeks long-term capital appreciation through investing primarily in the equity securities of relatively large companies, both U.S. and non-U.S., that the Investment Manager believes are undervalued based on their return on total capital or equity.

       COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT INTERNATIONAL
      EQUITY PORTFOLIO AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE,
                          AUSTRALIA AND FAR EAST INDEX

[Table below represents a line chart in the printed report]

          LRIEP       MSCI EAFE
9-1-98    10000       10000
Sep-98    9620        9693
Oct-98    10310.14    10703.01
Nov-98    10930.19    11251
Dec-98    11230.11    11695.87

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

The Lazard Retirement Emerging Markets Portfolio seeks long-term capital appreciation through investing primarily in equity securities of non-U.S. companies who are located, or doing significant business, in emerging market countries. Emerging market countries include countries where political and economic trends have recently produced, or are producing, a more stable economy, or countries that have recently developed, or are developing, financial markets and investment liquidity. The Lazard Retirement Emerging Markets Portfolio seeks securities of issuers whose potential is significantly enhanced by their relationship to the emerging market country and that the Investment Manager believes are undervalued based on their return on total capital or equity.

         COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO, THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX AND THE INTERNATIONAL FINANCE CORP. INVESTABLE TOTAL RETURN INDEX


[Table below represents a line chart in the printed report]


          LREMP      IFC        MSCI
11-4-97   10000      10000      10000
Nov-97    9360       9180       9534
Dec-97    9529.38    9401.22    9659.85
Jan-98    9027.31    8663.88    9026.16
Feb-98    9880.83    9568.18    9947.73
Mar-98    10402.99   9983.4     10337.51
Apr-98    10362.83   9874.65    10365.42
May-98    9107.64    8521.42    9071.81
Jun-98    8494.69    7627.56    8141.95
Jul-98    8755.48    7869.4     8466.82
Aug-98    6104.32    5594.04    6085.95
Sep-98    6576.19    5948.9     6379.29
Oct-98    7098.33    6575.33    7112.27
Nov-98    7630.71    7122.19    7647.82
Dec-98    7351.66    7018.97    7531.58


    Past performance is not indicative, nor a guarantee, of future results.

6




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LAZARD RETIREMENT SERIES, INC.
PERFORMANCE TABLE

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
                                                     AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
                                                   PERIODS ENDED DECEMBER 31, 1998         PERIODS ENDED DECEMBER 31, 1998
                                                   ------------------------------------------------------------------------
                                                        ONE          SINCE                         ONE            SINCE
                                                        YEAR      INCEPTION*       YTD             YEAR         INCEPTION*
                                                   ------------------------------------------------------------------------
Lazard Retirement Equity Portfolio                      --            --           10.89%             --           10.89%
Standard & Poor's 500 Stock Index                       --            --           14.54%             --           14.54%

Lazard Retirement Small Cap Portfolio                (3.22)%       (3.99)%         (3.22)%         (3.22)%         (4.61)%
Russell 2000 Index                                   (2.55)%       (2.74)%         (2.55)%         (2.55)%         (3.19)%

Lazard Retirement International Equity Portfolio        --            --           12.30%             --           12.30%
MSCI EAFE Index                                         --            --           16.96%             --           16.96%

Lazard Retirement Emerging Markets Portfolio        (22.85)%      (23.31)%        (22.85)%        (22.85)%        (26.48)%
MSCI Emerging Markets Free Index                    (25.34)%      (26.32)%        (25.34)%        (25.34)%        (29.81)%
IFC Investable Total Return Index                   (22.02)%      (21.69)%        (22.02)%        (22.02)%        (24.68)%

NOTES TO PERFORMANCE TABLE

* Performance is measured from March 19, 1998 for Lazard Retirement Equity Portfolio, from November 4, 1997 for Lazard Retirement Small Cap Portfolio and Lazard Retirement Emerging Markets Portfolio, and from September 1, 1998 for Lazard Retirement International Equity Portfolio.

  The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of dividends and distributions, if any. Certain expenses of a Portfolio may have been waived and/or reimbursed by the Investment Manager and/or the Administrator; without such waiver/reimbursement of expenses the Portfolio's total return would have been lower.

  Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of Lazard Retirement Series, Inc. will fluctuate, so that an investor's shares in a Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

  The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Stock Index is an index of common stocks and is a registered trademark of The McGraw-Hill Companies. The Russell 2000 Index is an index of common stocks and is a registered trademark of the Frank Russell Company. The Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index is comprised of international equities that are compiled by Morgan Stanley Capital International. The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is comprised of emerging market securities in countries open to non-local investors that are compiled by Morgan Stanley Capital International. The IFC Investable Total Return Index is an index of emerging market securities that represent 65% of market capital compiled by the International Finance Corporation.

  This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

  Effective January 1, 1998 Lazard Retirement Emerging Markets Portfolio changed its comparative index to the MSCI Emerging Markets Free Index from the IFC Investable Total Return Index. The Investment Manager feels that this index provides a more accurate comparison given the Portfolio's investment objectives.

                                                                               7



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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
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DESCRIPTION                                    SHARES                 VALUE
-------------------------------------------------------------------------------

LAZARD RETIREMENT EQUITY PORTFOLIO

COMMON STOCKS--97.9%

AEROSPACE & DEFENSE--2.3%
 United Technologies Corp. .....................             530        $ 57,638
                                                                        --------
BANKING--11.1%
 Bank of New York Company, Inc. ................           1,490          59,973
 BankAmerica Corp. .............................             953          57,299
 Chase Manhattan Corp. .........................             870          59,214
 Fleet Financial Group, Inc. ...................           1,180          52,731
 Mellon Bank Corp. .............................             725          49,844
                                                                        --------
                                                                         279,061
                                                                        --------
CHEMICALS & PLASTICS--5.3%
 Du Pont (E.I.) de Nemours &
  Co ...........................................           1,425          75,614
 Hoechst AG, ADR ...............................           1,415          58,015
                                                                        --------
                                                                         133,629
                                                                        --------
COMPUTERS & BUSINESS
  EQUIPMENT--9.8%
 Hewlett-Packard Co. ...........................           1,200          81,975
 International Business
  Machines Corp. ...............................             495          91,451
 NCR Corp. (a) .................................           1,720          71,810
                                                                        --------
                                                                         245,236
                                                                        --------
CONGLOMERATES--2.9%
 Philip Morris Companies, Inc. .................           1,380          73,830
                                                                        --------
DIVERSIFIED--2.3%
 Minnesota Mining &
  Manufacturing Co. ............................             800          56,900
                                                                        --------
DRUGS & HEALTH CARE--10.9%
 Amgen, Inc. (a) ...............................             680          71,102
 Astra AB, ADR .................................           2,350          48,616
 Johnson & Johnson .............................           1,060          88,907
 Merck & Company, Inc. .........................             440          64,983
                                                                        --------
                                                                         273,608
                                                                        --------
ENERGY--3.5%
 Mobil Corp. ...................................           1,020        $ 88,868
                                                                        --------
FINANCIAL SERVICES--2.2%
 Citigroup, Inc. ...............................           1,130          55,935
                                                                        --------
FOOD & BEVERAGES--8.6%
 Cadbury Schweppes PLC, ADR ....................             675          46,744
 Diageo PLC, ADR ...............................           1,000          46,250
 Heineken NV, ADR ..............................             717          43,173
 PepsiCo, Inc. .................................           1,960          80,237
                                                                        --------
                                                                         216,404
                                                                        --------
HOTELS & RESTAURANTS--2.9%
 McDonald's Corp. ..............................             935          71,644
                                                                        --------
INSURANCE--7.3%
 Aetna, Inc. ...................................           1,050          82,556
 Allstate Corp. ................................           1,220          47,123
 The Hartford Financial
  Services Group, Inc. .........................             990          54,326
                                                                        --------
                                                                         184,005
                                                                        --------
MANUFACTURING--3.5%
 General Electric Co. ..........................             865          88,284
                                                                        --------
MULTIMEDIA--2.2%
 Gannett Company, Inc. .........................             855          55,148
                                                                        --------
OIL & GAS--3.5%
 British Petroleum Company
  PLC, ADR .....................................             500          47,500
 Royal Dutch Petroleum Co., ADR ................             870          41,651
                                                                        --------
                                                                          89,151
                                                                        --------
PAPER PRODUCTS--3.1%
 Kimberly-Clark Corp. ..........................           1,440          78,480
                                                                        --------
RETAIL--5.8%
 Federated Department Stores,
  Inc. (a) .....................................           1,400          60,988
 Sears, Roebuck & Co. ..........................           1,980          84,150
                                                                        --------
                                                                         145,138
                                                                        --------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
8


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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------

LAZARD RETIREMENT EQUITY PORTFOLIO
(CONTINUED)

TELECOMMUNICATIONS--8.6%

 Ameritech Corp. ............................              980        $   62,107
 AT&T Corp. .................................            1,160            87,290
 Bell Atlantic Corp. ........................            1,270            67,310
                                                                      ----------
                                                                         216,707
                                                                      ----------
UTILITIES--2.1%
 Duke Energy Corp. ..........................              805            51,570
                                                                      ----------
 TOTAL COMMON STOCKS
  (Identified cost $2,243,067) ..............                          2,461,236
                                                                      ----------
 TOTAL INVESTMENTS
  (Identified cost $2,243,067)
  (b) .......................................             97.9%       $2,461,236
 CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES .....................              2.1            51,785
                                                    ----------        ----------
 NET ASSETS .................................            100.0%       $2,513,021
                                                    ==========        ==========





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                               9


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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


DESCRIPTION                                               SHARES        VALUE
--------------------------------------------------------------------------------

LAZARD RETIREMENT SMALL CAP

PORTFOLIO

COMMON STOCKS--90.4%

APPAREL & TEXTILES--1.2%
 Stride Rite Corp. .............................           2,400        $ 21,000
                                                                        --------
AUTO PARTS--2.4%
 Borg-Warner Automotive, Inc. ..................             200          11,162
 Dura Automotive Systems,
  Inc. (a) .....................................             200           6,825
 Tower Automotive, Inc. (a) ....................             900          22,444
                                                                        --------
                                                                          40,431
                                                                        --------
BANKING--6.7%
 Enhance Financial Services
  Group, Inc. ..................................             800          24,000
 HUBCO, Inc. ...................................           1,100          33,138
 Independence Community
  Bank Corp. ...................................           2,200          35,062
 Staten Island Bancorp, Inc. ...................           1,100          21,931
                                                                        --------
                                                                         114,131
                                                                        --------
BUILDING & CONSTRUCTION--1.1%
 Apogee Enterprises, Inc. ......................           1,600          18,000
                                                                        --------
BUSINESS SERVICES AND
  SUPPLIES--1.4%
 CDI Corp. (a) .................................           1,200          24,225
                                                                        --------
COMMERCIAL SERVICES--1.7%
 Nielsen Media Research, Inc. ..................             900          16,200
 Pittston Brink's Group ........................             400          12,750
                                                                        --------
                                                                          28,950
                                                                        --------
COMPUTERS & BUSINESS
  EQUIPMENT--3.0%
 Bell & Howell Co. (a) .........................             600          22,687
 Wang Laboratories, Inc. (a) ...................           1,000          27,750
                                                                        --------
                                                                          50,437
                                                                        --------
CONTAINERS: PAPER &
 PLASTIC--1.7%
 First Brands Corp. ............................             750        $ 29,578
                                                                        --------
DRUGS & HEALTH CARE--2.6%
 Perrigo Co. (a) ...............................           1,600          14,100
 Sierra Health Services, Inc. (a) ..............           1,100          23,168
 Sun Healthcare Group, Inc. (a) ................           1,100           7,219
                                                                        --------
                                                                          44,487
                                                                        --------
ELECTRICAL EQUIPMENT--3.4%
 Anixter International, Inc. (a) ...............           1,800          36,562
 MagneTek, Inc. (a) ............................           1,900          21,969
                                                                        --------
                                                                          58,531
                                                                        --------
ELECTRONICS--5.5%
 Credence Systems Corp. (a) ....................           2,100          38,850
 Kemet Corp. (a) ...............................           2,400          27,000
 Lattice Semiconductor
  Corp. (a) ....................................             600          27,544
                                                                        --------
                                                                          93,394
                                                                        --------
FOOD & BEVERAGES--5.5%
 American Italian Pasta Co.,
  Class A (a) ..................................             300           7,913
 Lance, Inc. ...................................           1,400          27,912
 Ralcorp Holdings, Inc. (a) ....................           1,100          20,075
 Vlasic Foods International,
  Inc. (a) .....................................           1,600          38,100
                                                                        --------
                                                                          94,000
                                                                        --------
GAS EXPLORATION--1.5%
 Barrett Resources Corp. (a) ...................           1,050          25,200
                                                                        --------
HOMEBUILDERS--1.1%
 Toll Brothers, Inc. (a) .......................             800          18,050
                                                                        --------
HOTELS & RESTAURANTS--1.0%
 Lone Star Steakhouse &
  Saloon, Inc. (a) .............................           1,900          17,456
                                                                        --------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



DESCRIPTION                                         SHARES            VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP
PORTFOLIO (CONTINUED)

HOUSEHOLD APPLIANCES &
  HOME FURNISHINGS--3.8%
 Bassett Furniture Industries,
  Inc ..........................................           1,100        $ 26,537
 Furniture Brands
  International, Inc. (a) ......................           1,000          27,250
 Harman International
  Industries, Inc. .............................             300          11,438
                                                                        --------
                                                                          65,225
                                                                        --------
INDUSTRIAL & MACHINERY--5.8%
 JLG Industries, Inc. ..........................           2,100          32,813
 OmniQuip International, Inc. ..................           1,300          19,500
 Regal-Beloit Corp. ............................           1,300          29,900
 Watts Industries, Inc., Class A ...............           1,000          16,625
                                                                        --------
                                                                          98,838
                                                                        --------
INSURANCE--8.7%
 Amerin Corp. (a) ..............................             900          21,263
 Arthur J. Gallagher & Co. .....................             500          22,062
 E.W. Blanch Holdings, Inc. ....................             400          18,975
 ESG Re, Ltd. ..................................           1,200          24,300
 Frontier Insurance Group, Inc. ................           1,175          15,128
 HCC Insurance Holdings, Inc. ..................             800          14,100
 NAC Re Corp. ..................................             700          32,856
                                                                        --------
                                                                         148,684
                                                                        --------
LEISURE TIME--1.3%
 Carmike Cinemas, Inc.,
  Class A (a) ..................................           1,100          22,344
                                                                        --------
MANUFACTURING--1.4%
 Mark IV Industries, Inc. ......................           1,900          24,700
                                                                        --------
MEDICAL SUPPLIES--2.1%
 The West Company, Inc. ........................           1,000          35,687
                                                                        --------
OIL & GAS--3.0%
 Devon Energy Corp. ............................             600        $ 18,412
 Helmerich & Payne, Inc. .......................             850          16,469
 Vintage Petroleum, Inc. .......................           1,900          16,388
                                                                        --------
                                                                          51,269
                                                                        --------
PAPER PRODUCTS--1.6%
 Chesapeake Corp. ..............................             600          21,861
 Gibson Greetings, Inc. (a) ....................             500           5,938
                                                                        --------
                                                                          27,799
                                                                        --------
PRINTING--5.6%
 Bowne & Company, Inc. .........................           2,000          35,750
 Electronics for Imaging, Inc. (a) .............             900          36,169
 World Color Press, Inc. (a) ...................             800          22,798
                                                                        --------
                                                                          94,717
                                                                        --------
PUBLISHING--1.9%
 Banta Corp. ...................................           1,200          32,850
                                                                        --------
REAL ESTATE--1.3%
 Glenborough Realty Trust, Inc. ................           1,100          22,413
                                                                        --------
RETAIL--4.8%
 General Nutrition Companies
  Inc. (a) .....................................           1,500          23,812
 Hughes Supply, Inc. ...........................             400          11,700
 Oakley, Inc. (a) ..............................             900           8,494
 Pier 1 Imports, Inc. ..........................           2,500          24,219
 The Elder-Beerman Stores
  Corp. (a) ....................................           1,200          13,875
                                                                        --------
                                                                          82,100
                                                                        --------
TECHNOLOGY--1.7%
 VLSI Technology, Inc. (a) .....................           2,600          28,438
                                                                        --------
TELECOMMUNICATIONS
  EQUIPMENT--0.4%
 Allen Telecom, Inc. (a) .......................             900           6,019
                                                                        --------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              11

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


DESCRIPTION                                  SHARES       VALUE
--------------------------------------------------------------------------------

LAZARD RETIREMENT SMALL CAP PORTFOLIO

(CONTINUED)
TRANSPORTATION--3.9%

 Budget Group, Inc., Class A (a) ...............           1,800     $    28,575
 Circle International Group, Inc. ..............             450           9,225
 CNF Transportation, Inc. ......................             750          28,172
                                                                     -----------
                                                                          65,972
                                                                     -----------
UTILITIES--2.1%
 Calpine Corp. (a) .............................             800          20,200
 Sierra Pacific Resources ......................             400          15,200
                                                                     -----------
                                                                          35,400
                                                                     -----------
WHOLESALE TRADE--1.2%
 Unisource Worldwide, Inc. .....................           2,800          20,300
                                                                     -----------
 TOTAL COMMON STOCKS
  (Identified cost $1,519,105) .................                       1,540,625
                                                                     -----------

                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)              VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT--9.2%
State  Street  Bank  and  Trust
 Company, 4.75%, 01/04/99,
 (Dated  12/31/98, collateral-
 ized by $160,000 United
 States Treasury Note, 5.625%,
 12/31/99, with a value of
 $161,600) (Identified cost
 $157,000).................................       $  157          $  157,000
                                                                  ----------
 TOTAL INVESTMENTS
  (Identified cost $1,676,105) (b)                  99.6%         $1,697,625
 CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES ...................          0.4               6,762
                                                  -------         ----------

 NET ASSETS ...............................        100.0%         $1,704,387
                                                  =======         ==========






   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


DESCRIPTION                                    SHARES               VALUE
================================================================================

LAZARD RETIREMENT INTERNATIONAL EQUITY
PORTFOLIO

COMMON STOCKS--89.8%

AUSTRALIA--2.4%
 Broken Hill Proprietary
  Company, Ltd. ...........................       910              $ 6,702
 Westpac Banking Corporation
  Ltd ....................................        820                5,487
                                                                   -------
 TOTAL AUSTRALIA .........................                          12,189
                                                                   -------
DENMARK--1.4%
 Unidanmark, Class A .....................         80                7,228
                                                                   -------
FINLAND--1.0%
 Merita, Ltd. ............................        440                2,779
 UPM Kymmene OYJ ........................          80                2,228
                                                                   -------
 TOTAL FINLAND ..........................                            5,007
                                                                   -------
FRANCE--15.0%
 Alcatel Alsthom (Cie Generale)                    55                6,729
 Axa-UAP ................................          70               10,141
 Banque Nationale de Paris ..............         120                9,877
 Cie de Saint Gobain ....................          50                7,056
 Cie Generale des Eaux ..................          55               14,264
 Elf Aquitaine SA .......................          70                8,088
 Michelin, Class B ......................          90                3,598
 Rhone-Poulenc SA .......................         175                9,002
 Suez Lyonnaise des Eaux ................          40                8,213
                                                                   -------
 TOTAL FRANCE ...........................                           76,968
                                                                   -------
GERMANY--10.4%
 Allianz AG .............................          25                9,166
 DaimlerChrysler AG (a) .................          75                7,403
 Hoechst AG .............................         175                7,256
 Metro AG ...............................         158               12,609
 Siemens AG .............................         110                7,095
 Thyssen AG .............................          20                3,709
 Viag AG ................................          10                5,862
                                                                   -------
 TOTAL GERMANY ..........................                           53,100
                                                                   -------
HONG KONG--1.0%
 HSBC Holdings, Ltd. ADR ................          20              $ 4,960
                                                                   -------
ITALY--5.6%
 Ente Nazionale Idrocarburi
  SPA (ENI) .............................       1,140                7,446
 Istituto Bancario San Paolo di
  Torino ................................         610               10,773
 Telecom Italia SPA .....................       1,690               10,630
                                                                   -------
 TOTAL ITALY ............................                           28,849
                                                                   -------
JAPAN--8.5%
 Matsushita Electric Industrial
  Company, Ltd. ADR .....................          42                7,329
 Nintendo Co. ...........................         570                6,626
 Nippon Telegraph & Telephone
  Corp. ADR .............................         140                5,250
 Nissan Motor Company, Ltd. .............       1,000                3,061
 Promise Company, Ltd. ..................         100                5,201
 Ricoh Company, Ltd. ADR ................         155                6,975
 Sony Corp. .............................          90                6,457
 Sumitomo Trust & Banking, Ltd.                 1,000                2,654
                                                                   -------
 TOTAL JAPAN ............................                           43,553
                                                                   -------
NETHERLANDS--3.8%
 Heineken NV ............................         160                9,624
 ING Groep NV ...........................          30                1,828
 Philips Electronics NV .................         120                8,048
                                                                   -------
 TOTAL NETHERLANDS ......................                           19,500
                                                                   -------
SINGAPORE--1.0%
 United Overseas Bank, Ltd.
  ADR ...................................         400                5,150
                                                                   -------
SPAIN--5.6%
 Corporacion Bancaria de
  Espana SA (Argentaria) ................         370                9,568
 Endesa SA ..............................         270                7,143
 Telefonica de Espana ...................         265               11,766
 Telefonica SA, rights (a) ..............         265                  235
                                                                   -------
 TOTAL SPAIN ............................                           28,712
                                                                   -------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




DESCRIPTION                                     SHARES                 VALUE
--------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY

PORTFOLIO (CONTINUED)

SWEDEN--6.6%

 ABB AB .............................              430              $  4,578
 Astra AB ...........................              410                 8,326
 Electrolux AB, Series B ............              430                 7,383
 Nordbanken Holding AB ..............              410                 2,624
 Svenska Handelsbanken,
  Series A ..........................              170                 7,156
 Volvo AB, Series B .................              175                 4,006
                                                                    --------
 TOTAL SWEDEN .......................                                 34,073
                                                                    --------
SWITZERLAND--5.6%
 Nestle SA ..........................                3                 6,530
 Roche Holdings, Ltd. ADR ...........               50                 6,112
 SGS Holding SA .....................                4                 3,916
 SMH AG .............................                2                 1,238
 Zurich Versicherungs-
  Gesellschaft ......................               15                11,105
                                                                    --------
 TOTAL SWITZERLAND ..................                                 28,901
                                                                    --------
UNITED KINGDOM--21.9%
 Allied Zurich PLC (a) ..............              340                 5,109
 B.A.T Industries PLC ...............              800                 7,044
 British Aerospace PLC ..............            1,580                13,467
 British Petroleum Company
  PLC ...............................              580                 8,634
 Cadbury Schweppes PLC ..............              230              $  3,936
 Diageo PLC .........................              750                 8,318
 EMI Group PLC ......................              450                 3,013
 Granada Group PLC ..................              500                 8,764
 Great Universal Stores PLC .........              460                 4,853
 Imperial Chemical Industries
  PLC ...............................              720                 6,238
 Mirror Group PLC ...................              920                 2,297
 National Westminster Bank
  PLC ...............................              510                 9,871
 Prudential Corporation PLC .........              610                 9,305
 Royal & Sun Alliance
  Insurance Group PLC ...............              900                 7,327
 Siebe PLC ..........................            1,790                 7,033
 Unilever PLC .......................              610                 6,861
                                                                    --------
 TOTAL UNITED KINGDOM ...............                                112,070
                                                                    --------
 TOTAL COMMON STOCKS
  (Identified cost $413,207).........                                460,260
                                                                    --------
 TOTAL INVESTMENTS
  (Identified cost $413,207) (b)                  89.8%             $460,260
 CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES .............             10.2                52,336
                                                 -----              --------
 NET ASSETS .........................            100.0%             $512,596
                                                 =====              ========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


DESCRIPTION                               SHARES            VALUE

--------------------------------------------------------------------------------

LAZARD RETIREMENT EMERGING MARKETS

PORTFOLIO

COMMON STOCKS--76.6%

ARGENTINA--6.0%
 Quilmes Industrial Quinsasa
  ADR ..............................      2,600          $ 24,213
 Telefonica de Argentina SA
  ADR ..............................        800            22,350
 YPF Sociedad Anonima,
  Class D ADR ......................      1,000            27,937
                                                         --------
 TOTAL ARGENTINA ...................                       74,500
                                                         --------
BRAZIL--7.6%
 Companhia Cervejaria
  Brahma ADR .......................      2,200            20,762
 Companhia Energetica de
  Minas ADR ........................        847            15,987
 Eletropaulo Metropolitana -
  Eletricidade de Sao Paulo SA .....    270,000            12,513
 Souza Cruz SA .....................      3,300            21,303
 Telecomunicacoes Brasileiras
  SA ADR ...........................        340            24,714
                                                         --------
 TOTAL BRAZIL ......................                       95,279
                                                         --------
CHILE--3.8%
 AFP Provida SA ADR ................      1,500            20,156
 Banco BHIF ADR ....................        900             6,975
 Quinenco SA ADR ...................      1,700            13,600
 Santa Isabel SA ADR ...............      1,100             7,288
                                                         --------
 TOTAL CHILE .......................                       48,019
                                                         --------
COLOMBIA--0.7%
 Banco Ganadero SA ADR .............      1,000             9,062
                                                         --------
CZECH REPUBLIC--1.1%
 Ceske Energeticke Zavody AS
  (a) ..............................        650            14,431
                                                         --------
GREECE--2.7%
 Hellenic Telecommunication
  Organization SA ADR (a) ..........        300             3,975
 Hellenic Telecommunication
  Organization SA ..................        833          $ 22,173
 Panafon Hellenic Telecommu-
  nication Co. ADR (a), (c) ........        300             7,950
                                                         --------
 TOTAL GREECE ......................                       34,098
                                                         --------
HONG KONG--4.1%
 Guangshen Railway Company,
  Ltd. ADR .........................      1,500             9,000
 Peregrine Investment Holdings,
  Ltd. (d) .........................     14,000                 0
 Shenzhen Expressway Co. ...........     82,000            19,051
 Yue Yuen Industrial Holdings ......     12,000            22,768
                                                         --------
 TOTAL HONG KONG ...................                       50,819
                                                         --------
HUNGARY--0.9%
 Magyar Olaj-es Gazipari RT ........        400            10,965
                                                         --------
INDIA--5.6%
 Hindalco Industries, Ltd. GDR              900            10,305
 Larsen & Toubro, Ltd. GDR (c) .....      2,300            17,480
 Mahanagar Telephone Nigam,
  Ltd. GDR (c) .....................      2,000            24,750
 State Bank of India GDR (c) .......      2,100            17,220
                                                         --------
 TOTAL INDIA .......................                       69,755
                                                         --------
ISRAEL--3.8%
 ECI Telecom, Ltd. ADR .............        800            28,500
 Supersol, Ltd. ADR ................      1,600            19,600
                                                         --------
 TOTAL ISRAEL ......................                       48,100
                                                         --------
MALAYSIA--1.4%
 Jaya Tiasa Holdings Berhad ........     13,000            17,276
                                                         --------
MEXICO--14.2%
 Cemex SA de CV ....................      8,010            17,262
 Fomento Economico Mexicano
  SA ADR ...........................        820            21,833
 Grupo Financiero Banamex
  Accival SA de CV (a) .............     16,000            20,995
 Grupo Industrial Maseca SA de
  CV ADR ...........................      2,500            31,094


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              15

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




DESCRIPTION                         SHARES    VALUE
--------------------------------------------------------------------------------

LAZARD RETIREMENT EMERGING MARKETS

PORTFOLIO (CONTINUED)

 Grupo Televisa SA (a) .......       800   $19,750
 Kimberly-Clark de Mexico SA .     7,600    24,241
 Panamerican Beverages, Inc.,
  Class A ADR ................       770    16,796
 Pepsi-Gemex SA de CV GDR ....     2,000    15,625
 Tubos de Acero de Mexico SA
  ADR ........................     1,500     9,656
                                           -------
 TOTAL MEXICO ................            177,252
                                           -------
PERU--2.0%
 Credicorp, Ltd. .............       500     4,500
 Telefonica del Peru SA ADR ..     1,600    20,300
                                           -------
 TOTAL PERU ..................              24,800
                                           -------
PHILIPPINES--1.8%
 Benpres Holdings Corp.,
  GDR (a), (c) ...............     2,800     9,044
 Benpres Holdings Corp. ......    83,000    13,442
                                           -------
 TOTAL PHILIPPINES ...........              22,486
                                           -------
POLAND--2.7%
 Bank Handlowy W. Warszawie        1,900    24,700
  GDR (c) ....................
 Telekomunikacja Polska SA,
  GDR (a) ....................     1,800     9,225
                                           -------
 TOTAL POLAND ................              33,925
                                           -------
RUSSIA--0.3%
 AO Tatneft ADR ..............     1,800     3,488
                                           -------
SOUTH AFRICA--9.2%
 Amalgamated Banks of South
 Africa, Ltd. ................     4,300    20,367
 Barlow, Ltd. ................     3,597    13,801
 JD Group, Ltd. ..............     3,100    13,683
 Naspers, Ltd. ...............     2,900    11,324
 Rembrandt Group, Ltd. .......     3,300    20,169
 Sanlam, Ltd. (a) ............    13,800    13,706
 South African Breweries, Ltd.     1,300    21,894
                                           -------
 TOTAL SOUTH AFRICA ..........             114,944
                                           -------
SOUTH KOREA--5.8%
 Samsung Electronics Co. GDR
  (c) .........................       948   $36,498
 SK Telecom Company, Ltd.,
  ADR .........................     3,500    35,656
                                            -------
 TOTAL SOUTH KOREA ............              72,154
                                            -------
THAILAND--1.4%
 Bangkok Expressway Public
  Company, Ltd. (a) ...........    18,000    17,827
                                            -------
VENEZUELA--1.5%
 Compania Anonima Nacional
  Telefonos de Venezuela ADR ..       400     7,125
 Mavesa SA ADR ................     3,000    11,250
                                            -------
 TOTAL VENEZUELA ..............              18,375
                                            -------
 TOTAL COMMON STOCKS
  (Identified cost $1,232,443)              957,555
                                            -------
PREFERRED STOCKS--9.0%
BRAZIL--9.0%
 Banco Bradesco SA ADR ........     1,900     9,738
 Banco Itau SA ................    40,000    19,531
 Companhia Riograndense
  Telecom .....................    40,800    14,688
 Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar GDR ..................     1,300    20,150
 Companhia Cimento Portland ...    80,000     9,104
 Companhia Paranaense de
  Energia-Copel ADR ...........     2,400    17,100
 Telesp Celular SA (a) ........   150,000     6,592
 Telesp de Sao Paulo SA .......   107,114    14,600
                                            -------
 TOTAL BRAZIL .................             111,503
                                            -------
THAILAND--0.0%
 Industrial Finance Corporation
  of Thailand, rights (a) .....    10,800         0
                                            -------
 TOTAL PREFERRED STOCKS
  (Identified cost $161,332) ..             111,503
                                            -------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)       VALUE
----------------------------------------------------------------------

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
(CONTINUED)

REPURCHASE AGREEMENT--8.1%

 State Street Bank and Trust
 Company, 4.75%, 01/04/99,
 (Dated  12/31/98, collateral-
 ized by $105,000 United
 States Treasury Note, 5.625%,
 12/31/99, with a value of
 $106,050) (Identified cost
 $101,000)..................................  $  101     $  101,000
                                                          ----------
 TOTAL INVESTMENTS
  (Identified cost
  $1,494,775) (b) ...........................   93.7%     $1,170,058
 CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES .....................    6.3          79,310
                                               ------     ----------
 NET ASSETS .................................  100.0%     $1,249,368
                                               ======     ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              17

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS

--------------------------------------------------------------------------------

(a) Non-income producing security.
(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:


                                                         AGGREGATE        AGGREGATE           NET
                                                           GROSS            GROSS          UNREALIZED
                                        AGGREGATE       UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                                  COST        APPRECIATION     DEPRECIATION     (DEPRECIATION)
-----------------------------------   -------------   --------------   --------------   ---------------
  Retirement Equity                    $2,253,709        $241,062         $ 33,535        $  207,527
  Retirement Small Cap                  1,676,110         150,009          128,494            21,515
  Retirement International Equity         414,286          49,906            3,932            45,974
  Retirement Emerging Markets           1,495,942          76,058          401,942          (325,884)

(c) Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, these securities amounted to $137,642, or 11% of net assets, for Lazard Retirement Emerging Markets Portfolio.

(d) Bankrupt security valued at zero.

Abbreviations:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO HOLDINGS
DECEMBER 31, 1998
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                LAZARD          LAZARD
                                              RETIREMENT      RETIREMENT
                                            INTERNATIONAL      EMERGING
                                                EQUITY         MARKETS
                                              PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------

INDUSTRY
Aerospace & Defense ....................          2.6%             --%
Automotive .............................          3.5              --
Banks and Financial Services ...........         18.2            12.3
Brewery ................................           --             5.4
Broadcasting ...........................           --             1.6
Chemicals & Plastics ...................          2.6              --
Conglomerates ..........................          2.8             7.0
Construction & Materials ...............          1.4             6.5
Consumer Goods .........................          3.1              --
Drugs & Health Care ....................          2.8              --
Electrical Equipment ...................          6.5              --
Electronics ............................           --             2.9
Food & Beverages .......................          5.5             8.3
Household Products .....................          1.4              --
Insurance ..............................         10.2             1.1
Leisure/Entertainment ..................          2.3              --
Manufacturing ..........................          4.9              --
Metals .................................           --             0.8
Office Equipment .......................          1.4              --
Oil & Gas ..............................          4.7             3.4
Paper Products .........................          0.4             1.9
Petroleum Equipment & Services .........          2.1              --
Printing ...............................           --             0.9
Publishing .............................          0.5              --
Railroad ...............................           --             0.7
Repurchase Agreement ...................           --             8.1
Retail .................................          3.4             6.1
Steel ..................................           --             0.8
Telecommunications .....................          5.4            19.4
Tobacco ................................          1.4             1.7
Toys & Amusement .......................          1.3              --
Utilities ..............................          1.4             4.8
                                                 ----            ----
Total Investments ......................         89.8%           93.7%


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              19

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                                        LAZARD         LAZARD
                                                                                      RETIREMENT     RETIREMENT
                                                                                        EQUITY        SMALL CAP
                                                                                       PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $2,243,067, $1,676,105, $413,207, and
 $1,494,775, respectively).........................................................  $2,461,236     $ 1,697,625
Cash ..............................................................................      22,853             186
Foreign currency (cost $0, $0, $432, and $3,654, respectively).....................          --              --
Receivables for:
 Dividends and interest ...........................................................       3,859           1,216
 Capital stock sold ...............................................................          --          14,649
Due from Manager ..................................................................      85,555         101,652
Deferred organizational costs .....................................................      13,704          12,609
                                                                                     ----------     -----------
Total assets ......................................................................   2,587,207       1,827,937
                                                                                     ----------     -----------
LIABILITIES
Payables for:
 Investments purchased ............................................................      20,588          68,472
 Capital stock repurchased ........................................................       1,459              --
 Organizational costs .............................................................      15,404          15,404
Accrued directors' fees payable ...................................................       2,688           2,688
Accrued distribution fees payable .................................................         459             307
Accrued expenses and other payables ...............................................      33,588          36,679
                                                                                     ----------     -----------
Total liabilities .................................................................      74,186         123,550
                                                                                     ----------     -----------
Net assets ........................................................................   2,513,021       1,704,387
                                                                                     ==========     ===========
NET ASSETS

Paid in capital ...................................................................   2,300,713       1,738,172
Undistributed (distributions in excess of) investment income--net .................          --              --
Unrealized appreciation (depreciation) on:

 Investments--net .................................................................     218,169          21,520
 Foreign currency--net ............................................................          --              --
Accumulated realized loss--net ....................................................      (5,861)        (55,305)
                                                                                     ----------     -----------
Net assets ........................................................................  $2,513,021     $ 1,704,387
                                                                                     ==========     ===========
Shares of capital stock outstanding* ..............................................     227,507         179,072
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..........................  $    11.05     $      9.52


                                                                                         LAZARD         LAZARD
                                                                                       RETIREMENT     RETIREMENT
                                                                                     INTERNATIONAL     EMERGING
                                                                                         EQUITY         MARKETS
                                                                                       PORTFOLIO       PORTFOLIO
                                                                                    --------------- --------------
ASSETS
Investments in securities, at value (cost $2,243,067, $1,676,105, $413,207, and
 $1,494,775, respectively).........................................................   $460,260       $ 1,170,058
Cash ..............................................................................     42,066               792
Foreign currency (cost $0, $0, $432, and $3,654, respectively).....................        433             3,648
Receivables for:
 Dividends and interest ...........................................................        175             4,209
 Capital stock sold ...............................................................         --            10,406
Due from Manager ..................................................................     36,997           106,181
Deferred organizational costs .....................................................     17,407            12,609
                                                                                       --------      -----------
Total assets ......................................................................    557,338         1,307,903
                                                                                       --------      -----------
LIABILITIES
Payables for:
 Investments purchased ............................................................         --             3,162
 Capital stock repurchased ........................................................        208                --
 Organizational costs .............................................................     17,861            15,404
Accrued directors' fees payable ...................................................      2,688             2,688
Accrued distribution fees payable .................................................         81               221
Accrued expenses and other payables ...............................................     23,904            37,060
                                                                                       --------      -----------
Total liabilities .................................................................     44,742            58,535
                                                                                       --------      -----------
Net assets ........................................................................    512,596         1,249,368
                                                                                       ========      ===========
NET ASSETS
Paid in capital ...................................................................    468,066         1,637,699
Undistributed (distributions in excess of) investment income--net .................     (1,825)              654
Unrealized appreciation (depreciation) on:
 Investments--net .................................................................     47,053          (324,717)
 Foreign currency--net ............................................................         (1)              (17)
Accumulated realized loss--net ....................................................       (697)          (64,251)
                                                                                       ---------     -----------
Net assets ........................................................................    $512,596      $ 1,249,368
                                                                                       =========     ===========
Shares of capital stock outstanding* ..............................................     45,638           172,204
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..........................    $ 11.23       $      7.26

* $0.001 par value, 500,000,000 shares authorized for the Portfolios in total.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------



                                                                                                      LAZARD         LAZARD
                                                                        LAZARD        LAZARD        RETIREMENT     RETIREMENT
                                                                      RETIREMENT    RETIREMENT    INTERNATIONAL     EMERGING
                                                                        EQUITY       SMALL CAP        EQUITY         MARKETS
                                                                     PORTFOLIO**     PORTFOLIO     PORTFOLIO***     PORTFOLIO
                                                                    ------------- -------------- --------------- --------------
INVESTMENT INCOME
INCOME:
 Interest .........................................................   $   2,910    $     5,587      $    471      $     4,204
 Dividends ........................................................       9,530          7,646           639           28,914
                                                                      ---------   ------------      --------     ------------
Total investment income* ..........................................      12,440         13,233         1,110           33,118
                                                                      ---------   ------------      --------     ------------
EXPENSES:
 Management fees ..................................................       4,605          7,508           813           12,576
 Administration fees ..............................................      31,380         37,700        12,522           37,751
 Distribution fees ................................................       1,567          2,503           271            3,144
 Custodian fees ...................................................      23,037         34,952        10,217           39,579
 Professional services ............................................      29,255         29,369        15,417           39,529
 Registration fees ................................................         654            312           131               38
 Shareholders' services ...........................................      19,018         19,724         4,150           19,546
 Directors' fees and expenses .....................................      11,088         13,903         5,366           13,903
 Shareholders' reports ............................................       7,424         11,943         2,375           10,381
 Amortization of organizational expenses ..........................       2,811          3,366         1,512            3,366
 Other ............................................................          61            860             2              892
                                                                      ---------   ------------      --------     ------------
Total expenses before fees waived and expenses reimbursed .........     130,900        162,140        52,776          180,705
 Management fees waived and expenses reimbursed ...................     (90,160)      (109,160)      (37,810)        (118,757)
 Administration fees waived .......................................     (31,250)       (37,500)      (12,500)         (37,500)
 Expense reductions ...............................................        (281)          (464)         (731)          (1,809)
                                                                      ---------   ------------      --------     ------------
Expenses--net .....................................................       9,209         15,016         1,735           22,639
                                                                      ---------   ------------      --------     ------------
INVESTMENT INCOME (LOSS)--NET .....................................       3,231         (1,783)         (625)          10,479
                                                                      ---------   ------------      --------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY--NET
 Realized gain (loss) on:
  Investments--net ................................................      (2,724)       (55,446)         (697)         (64,251)
  Foreign currency--net ...........................................          --             --        (2,593)          (1,924)
 Change in net unrealized appreciation (depreciation) on
  Investments--net ................................................     218,169         30,724        47,053         (249,359)
  Foreign currency--net ...........................................          --             --            (1)            (77)
                                                                      ---------   ------------      -----------  ------------
Realized and unrealized gain (loss) on investments and
  foreign currency--net ...........................................     215,445        (24,722)       43,762         (315,611)
                                                                      ---------   ------------      ----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ......................................................   $ 218,676    $   (26,505)     $ 43,137      $  (305,132)
                                                                      =========   ============      ==========   ============
 * Net of foreign withholding taxes of: ...........................   $     166    $         7      $     56      $     2,254
                                                                      =========   ============      ==========   ============

 ** Portfolio commenced operations on March 19, 1998.
*** Portfolio commenced operations on September 1, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                                        LAZARD                   LAZARD
                                                                      RETIREMENT               RETIREMENT
                                                                        EQUITY                 SMALL CAP
                                                                       PORTFOLIO               PORTFOLIO
                                                                    --------------   ------------------------------
                                                                     PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                        1998**            1998           1997***
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)--net ..................................     $    3,231       $   (1,783)      $    648
 Realized gain (loss) on investments and foreign
  currency--net .................................................         (2,724)         (55,446)            --
 Change in unrealized appreciation (depreciation)--net ..........        218,169           30,724         (9,204)
                                                                      ----------       ----------       --------
Net increase (decrease) in net assets resulting from
 operations .....................................................        218,676          (26,505)        (8,556)
                                                                      ----------       ----------       --------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net ....................................         (3,231)            (270)          (648)
 In excess of investment income--net ............................         (2,008)            (247)          (283)
 In excess of realized gains--net ...............................         (3,082)              --             --
                                                                      ----------       ----------       --------
Net decrease in net assets resulting from distributions .........         (8,321)            (517)          (931)
                                                                      ----------       ----------       --------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales ........................................      2,442,944        1,618,594        600,030
 Net proceeds from reinvestment of distributions ................          8,321              517            931
 Cost of shares redeemed ........................................       (148,599)        (479,176)            --
                                                                      ----------       ----------       --------
Net increase (decrease) in net assets from capital stock
 transactions ...................................................      2,302,666        1,139,935        600,961
                                                                      ----------       ----------       --------
Total increase (decrease) in net assets .........................      2,513,021        1,112,913        591,474
Net assets at beginning of period ...............................             --          591,474             --
                                                                      ----------       ----------       --------
Net assets at end of period* ....................................     $2,513,021       $1,704,387       $591,474
                                                                      ==========       ==========       ========
SHARES ISSUED AND REPURCHASED:
 Shares outstanding at beginning of period ......................             --           60,099             --
                                                                      ----------       ----------       --------
 Shares sold ....................................................        242,014          172,507         60,003
 Shares issued to shareholders from reinvestment of
  distributions .................................................            776               56             96
 Shares repurchased .............................................        (15,283)         (53,590)            --
                                                                      ----------       ----------       --------
 Net increase (decrease) ........................................        227,507          118,973         60,099
                                                                      ----------       ----------       --------
 Shares outstanding at end of period ............................        227,507          179,072         60,099
                                                                      ==========       ==========       ========
 * Includes undistributed (distributions in excess of)
  investment income--net ........................................     $       --       $       --       $    270
                                                                      ==========       ==========       ========

 ** Portfolio commenced operations on March 19, 1998.
*** Portfolio commenced operations on November 4, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------



                                                                            LAZARD                       LAZARD
                                                                          RETIREMENT                   RETIREMENT
                                                                     INTERNATIONAL EQUITY           EMERGING MARKETS
                                                                           PORTFOLIO                   PORTFOLIO
                                                                    ----------------------   ------------------------------
                                                                         PERIOD ENDED          YEAR ENDED      PERIOD ENDED
                                                                         DECEMBER 31,         DECEMBER 31,     DECEMBER 31,
                                                                            1998**                1998           1997***
                                                                    ----------------------   --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)--net ..................................          $   (625)           $   10,479      $    4,321
 Realized gain (loss) on investments and foreign
  currency--net .................................................            (3,290)              (66,175)            (68)
 Change in unrealized appreciation (depreciation)--net ..........            47,052              (249,436)        (75,298)
                                                                           --------            ----------      ----------
Net increase (decrease) in net assets resulting from
 operations .....................................................            43,137              (305,132)        (71,045)
                                                                           --------            ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net ....................................                --               (10,051)         (4,321)
 In excess of investment income--net ............................                --                    --            (874)
 From Capital ...................................................                --                    --            (582)
                                                                           --------            ----------      ----------
Net decrease in net assets resulting from distributions .........                --               (10,051)         (5,777)
                                                                           --------            ----------      ----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales ........................................           469,985               242,183       1,500,060
 Net proceeds from reinvestment of distributions ................                --                10,051           5,777
 Cost of shares redeemed ........................................              (526)             (116,698)             --
                                                                           --------            ----------      ----------
Net increase (decrease) in net assets from capital stock
 transactions ...................................................           469,459               135,536       1,505,837
                                                                           --------            ----------      ----------
Total increase (decrease) in net assets .........................           512,596              (179,647)      1,429,015
Net assets at beginning of period ...............................                --             1,429,015              --
                                                                           --------            ----------      ----------
Net assets at end of period* ....................................          $512,596            $1,249,368      $1,429,015
                                                                           ========            ==========      ==========
SHARES ISSUED AND REPURCHASED:
 Shares outstanding at beginning of period ......................                --               150,628              --
                                                                           --------            ----------      ----------
 Shares sold ....................................................            45,686                32,741         150,006
 Shares issued to shareholders from reinvestment of
  distributions .................................................                --                 1,440             622
 Shares repurchased .............................................               (48)              (12,605)             --
                                                                           --------            ----------      ----------
 Net increase (decrease) ........................................            45,638                21,576         150,628
                                                                           --------            ----------      ----------
 Shares outstanding at end of period ............................            45,638               172,204         150,628
                                                                           ========            ==========      ==========
 * Includes undistributed (distributions in excess of)
  investment income--net ........................................          $ (1,825)           $      654      $      (68)
                                                                           ========            ==========      ==========

 ** Portfolio commenced operations on September 1, 1998.

*** Portfolio commenced operations on November 4, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD RETIREMENT EQUITY PORTFOLIO


                                                     FOR THE PERIOD
                                                       3/19/98* TO
                                                         12/31/98
                                                     ---------------
Net asset value, beginning of period .............       $ 10.00
                                                         -------
Income (loss) from investment operations:
 Net investment income ...........................          0.02
 Net realized and unrealized gain (loss) .........          1.06
                                                         -------
 Total from investment operations ................          1.08
                                                         -------
Less distributions from and in excess of:
 Net investment income ...........................         (0.02)
 Net realized gain ...............................         (0.01)
                                                         -------
 Total distributions .............................         (0.03)
                                                         -------
Net asset value, end of period ...................       $ 11.05
                                                         =======
TOTAL RETURN (A) .................................         10.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........       $ 2,513
Ratios to average net assets:
 Net expenses (b) ................................          1.50%
 Gross expenses (b) ..............................         21.32%
 Net investment income (b) .......................          0.53%
Portfolio turnover rate ..........................            40%

LAZARD RETIREMENT SMALL CAP PORTFOLIO


                                                          YEAR        FOR THE PERIOD
                                                         ENDED         11/4/97* TO
                                                        12/31/98         12/31/97
                                                     -------------   ---------------
Net asset value, beginning of period .............     $   9.84        $ 10.00
                                                       --------        -------
Income (loss) from investment operations:
 Net investment income ...........................           --           0.02
 Net realized and unrealized gain (loss) .........        (0.32)         (0.16)
                                                       --------        -------
 Total from investment operations ................        (0.32)         (0.14)
                                                       --------        -------
Less distributions from and in excess of:
 Net investment income ...........................           --          (0.02)
 Net realized gain ...............................           --             --
                                                       --------        -------
 Total distributions .............................           --          (0.02)
                                                       --------        -------
Net asset value, end of period ...................     $   9.52        $  9.84
                                                       ========        =======
TOTAL RETURN (A) .................................       (3.2)%          (1.4)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........      $ 1,704        $   591
Ratios to average net assets:
 Net expenses (b) ................................        1.50%           1.50%
 Gross expenses (b) ..............................       16.20%          52.55%
 Net investment income (b) .......................      (0.18)%           0.71%
Portfolio turnover rate ..........................          61%              0%

SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24

================================================================================
LAZARD RETIREMENT SERIES, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

--------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO


                                                      FOR THE PERIOD
                                                        9/1/98* TO
                                                        12/31/98
                                                     ---------------
Net asset value, beginning of period .............       $ 10.00
                                                         -------
Income (loss) from investment operations:
 Net investment income ...........................        ( 0.04)
 Net realized and unrealized gain (loss) .........          1.27
                                                         -------
 Total from investment operations ................          1.23
                                                         -------
Less distributions from and in excess of:
 Net investment income ...........................            --
 Net realized gain ...............................            --
                                                         -------
 Total distributions .............................            --
                                                         -------
Net asset value, end of period ...................       $ 11.23
                                                         =======
TOTAL RETURN (A) .................................         12.3%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........       $   513
Ratios to average net assets:

 Net expenses (b) ................................          1.60%
 Gross expenses (b) ..............................         48.67%
 Net investment income (b) .......................        (0.58)%
Portfolio turnover rate ..........................             7%

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO


                                                      YEAR        FOR THE PERIOD
                                                      ENDED        11/4/97* TO
                                                    12/31/98         12/31/97
                                                  ------------   ---------------
Net asset value, beginning of period ............   $  9.49         $ 10.00
                                                    -------         -------
Income (loss) from investment operations:
 Net investment income ..........................      0.06            0.04
 Net realized and unrealized gain (loss) ........     (2.23)          (0.51)
                                                    -------         --------
 Total from investment operations ...............     (2.17)          (0.47)
                                                    -------         --------
Less distributions from and in excess of:
 Net investment income ..........................     (0.06)           (0.04)
 Net realized gain ..............................        --               --
                                                    -------         --------
 Total distributions ............................     (0.06)           (0.04)
                                                    -------         --------
Net asset value, end of period ..................   $  7.26         $   9.49
                                                    =======         ========
TOTAL RETURN (A) ................................   (22.9)%           (4.7)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........   $ 1,249         $ 1,429
Ratios to average net assets:
 Net expenses (b) ...............................     1.80%           1.80%
 Gross expenses (b) .............................    14.37%          23.17%
 Net investment income (b) ......................     0.83%           1.96%
Portfolio turnover rate .........................       44%              0%

SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              25

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 * Commencement of operations.

(a) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.

(b) Annualized for periods of less than one year.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. ORGANIZATION

Lazard Retirement Series, Inc. (the "Fund") was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund is comprised of nine portfolios (each referred to as a "Portfolio"), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Currently, only the following four portfolios, each of which is "non-diversified", as defined in the Act, are being offered: Lazard Retirement Equity Portfolio ("Equity Portfolio"), Lazard Retirement Small Cap Portfolio ("Small Cap Portfolio"), Lazard Retirement International Equity Portfolio ("International Equity Portfolio") and Lazard Retirement Emerging Markets Portfolio ("Emerging Markets Portfolio"). Equity Portfolio commenced operations on March 19, 1998, International Equity Portfolio commenced operations on September 1, 1998, Small Cap Portfolio and Emerging Markets Portfolio each commenced operations on November 4, 1997. The other five portfolios have issued 20,001 shares at $10 per share, but had not commenced operations as of December 31, 1998.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS--Market values for equity securities listed on the New York Stock Exchange ("NYSE"), other U.S. exchanges or NASDAQ are based on the last quoted sales prices on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price.

Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities, or using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

(B) PORTFOLIO SECURITY TRANSACTIONS AND INVESTMENT INCOME--Portfolio security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis and dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

(C) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS--The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments. Net realized exchange gains (losses) from foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Portfolio's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. International Equity Portfolio and Emerging Markets Portfolio (the "Eligible Portfolios") may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce an Eligible Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold. Upon entering into these contracts risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain
(loss) on foreign currency in the accompanying Statements of Operations.

(D) FEDERAL INCOME TAXES--The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no federal income tax provision is required.

At December 31, 1998, the following Portfolios had available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains. The capital loss carryforwards will expire on December 31, 2006, as follows:


PORTFOLIO                    AMOUNT
----------------------   ----------
Small Cap                $50,471
International Equity         697
Emerging Markets          42,202

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 1998, the fol-

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

lowing Portfolios have elected to defer net capital and currency losses arising between November 1, 1998 and December 31, 1998, as follows:

PORTFOLIO                   AMOUNT
----------------------   ---------
Small Cap                $4,834
International Equity        748
Emerging Markets         21,263

(E) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare and to pay dividends annually from net investment income on shares of Equity Portfolio, Small Cap Portfolio, International Equity Portfolio and Emerging Markets Portfolio. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income--net, realized gains--net, and paid in capital.

As a result of these book-tax differences, the Portfolios made the following reclassifications to the capital accounts for the year ended December 31, 1998:


                                 INCREASE (DECREASE)
                   ------------------------------------------------
                                      UNDISTRIBUTED     ACCUMULATED
                                        INVESTMENT       REALIZED
                                          INCOME           GAIN
PORTFOLIO           PAID IN CAPITAL     (LOSS)-NET      (LOSS)-NET
------------------ ----------------- ---------------   ------------
Equity                 $ (1,953)         $2,008            $ (55)
Small Cap                (2,171)          2,030              141
International
   Equity                (1,393)         (1,200)           2,593
Emerging Markets         (2,218)            294            1,924

(F) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations. In the event that any of the initial shares of any of the Portfolios are redeemed during such amortization period, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(G) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

(H) EXPENSE REDUCTIONS--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and report the amount of such credits separately as an expense reduction.

(I) STRUCTURED INVESTMENTS--Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies,

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(J) DELAYED DELIVERY COMMITMENTS--Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained at the custodian in a segregated account in an amount at least equal to these commitments.

(K) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio: Equity Portfolio, 0.75%; Small Cap Portfolio, 0.75%; International Equity Portfolio, 0.75%; and Emerging Markets Portfolio, 1.00%. The investment management fees are accrued daily and payable monthly.

The Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets:


                              ANNUAL
PORTFOLIO               OPERATING EXPENSES
---------------------- -------------------
Equity                         1.50%
Small Cap                      1.50
International Equity           1.60
Emerging Markets               1.80

For the period ended December 31, 1998, the Manager waived, in entirety, its management fee amounting to $4,605 for Equity Portfolio, $7,508 for Small Cap Portfolio, $813 for International Equity Portfolio and $12,576 for Emerging Markets Portfolio. For the same period, the Manager has agreed to reimburse expenses amounting to $85,555 for Equity Portfolio, $101,652 for Small Cap Portfolio, $36,997 for International Equity Portfolio and $106,181 for Emerging Markets Portfolio.

The Fund has entered into an administrative agreement with State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 and 0.02% of average assets up to $1 billion plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the Equity Portfolio, Small Cap Portfolio, Interna-

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

tional Equity Portfolio and Emerging Markets Portfolio for one year or until each Portfolio reaches net assets of $50 million, if sooner than 1 year.

The Fund has a distribution agreement with Lazard Freres & Co. LLC (the "Distributor" ). The Distributor acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides each Portfolio with distribution services pursuant to a separate Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to distribution fees from each Portfolio. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. Each Portfolio will pay a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of each Portfolio for such services under the 12b-1 plan adopted by the Fund. The distribution fee may be retained by the Distributor if a shareholder invests directly through the Distributor. Usually the fees are paid to external organizations, such as 401(k) alliance sponsors, discount brokers and bank trust departments, who distribute the Fund to the public.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director its allocable share of a fixed fee of $20,000 per year, plus $1,000 per meeting attended for the Fund and The Lazard Funds, Inc., a related party, and reimburses them for travel and out of pocket expenses.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of portfolio securities (excluding short-term securities), for the period ended December 31, 1998 were as follows:

PORTFOLIO               PURCHASES         SALES

------------------   --------------   ------------
Equity               $ 2,526,127      $ 280,335
Small Cap              1,586,553        522,902
International
   Equity                431,992         18,088
Emerging Markets         716,653        490,001

For the period ended December 31, 1998, Equity Portfolio, Small Cap Portfolio, International Equity Portfolio, and Emerging Markets Portfolio paid brokerage commissions of $2,501, $70, $2, and $125, respectively, to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios.

================================================================================
LAZARD RETIREMENT SERIES, INC.
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Lazard Retirement Series, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Lazard Retirement Series, Inc. [comprised of Lazard Retirement Equity Portfolio (commenced operations on March 19, 1998), Lazard Retirement Small Cap Portfolio, Lazard Retirement International Equity Portfolio (commenced operations on September 1, 1998) and Lazard Retirement Emerging Markets Portfolio] as of December 31, 1998 and the related statements of operations for the period from commencement of operations or the year then ended, the statements of changes in net assets and the financial highlights for the periods from commencement of operations through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights as stated above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting Lazard Retirement Series, Inc. as of December 31, 1998, the results of their operations for the period from commencement of operations or the year then ended, changes in their net assets and the financial highlights for the periods from commencement of operations through December 31, 1998 in conformity with generally accepted accounting principles.

                                                      ANCHIN, BLOCK & ANCHIN LLP

New York, New York
February 4, 1999

LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112

TELEPHONE
800.823.6300

INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112
Telephone: 212.632.6400

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171
Telephone: 800.986.3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

LAZARD
Retirement Series

          30 Rockefeller Plaza
          58th Floor
          New Yor, NY 10112
          Telephone 800.823.6300
          http://www/lazardfunds.com



This report is for the information of the stockholders of Lazard Retirement Series, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.